INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORY
Schedule of inventory

	2022	2021
Raw Materials	$3,270,597	$1,325,590
Work-in-Process	4,428,440	2,777,244
Finished Goods	4,358,533	2,493,468
Total Inventory	$12,057,570	$6,596,302